Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule Of Basic And Diluted Earnings Per Share

	Year Ended
	December 31,
(In millions, except per share data)	2018	2017	2016
Net Income	$125	$160	$124
Weighted-average common shares outstanding(1)	84.5	84.5	84.5
Effect of dilutive securities:
RSUs	0.1	—	—
Stock options(2)	—	—	—
Weighted-average common shares outstanding - assuming dilution	84.7	84.5	84.5
Basic earnings per share	$1.47	$1.90	$1.47
Diluted earnings per share	$1.47	$1.90	$1.47

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(1)	For periods prior to the Spin-off, earnings per share was calculated based on the 84,515,619 shares of Frontdoor stock that were outstanding at the date of distribution.
(2)	Options to purchase 0.1 million shares for the years ended December 31, 2018 were not included in the diluted earnings per share calculation because their effect would have been anti-dilutive.